Derivatives_The nominal amounts and the average interest and currency rate of hedging instrument (Details)	12 Months Ended
	Dec. 31, 2020 KRW (₩) USD ($) AUD ($) SGD ($)	Dec. 31, 2019 KRW (₩) USD ($) JPY (¥) EUR (€) SGD ($)
For fair value hedging | Interest rate risk | Interest rate swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	2,300,000,000	2,650,000,000
Description of average rate of interest rate risk hedging instrument	Fixed 4.22% receipt and Libor 3M+1.71% floating paid Fixed 5.88% receipt and Libor 6M+2.15% floating paid	Fixed 3.96% receipt and Libor 3M+1.61% floating paid Fixed 5.88% receipt and Libor 6M+2.15% floating paid
Description of average rate of currency risk hedging instrument
For fair value hedging | Interest rate risk | Interest rate swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	1,000,000,000	350,000,000
For fair value hedging | Interest rate risk | Interest rate swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	1,000,000,000	2,000,000,000
For fair value hedging | Interest rate risk | Interest rate swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	300,000,000	300,000,000
For fair value hedging | Interest rate risk | Interest rate swap | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	150,000,000
Description of average rate of interest rate risk hedging instrument	0.84% receipt and BBSW 3M+0.72% paid
For fair value hedging | Interest rate risk | Interest rate swap | AUD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	0
For fair value hedging | Interest rate risk | Interest rate swap | AUD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	150,000,000
For fair value hedging | Interest rate risk | Interest rate swap | AUD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	0
For cash flow hedging | Interest rate risk | Interest rate swap | KRW [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ₩	150,000,000,000	100,000,000,000
Description of average rate of interest rate risk hedging instrument	KRW 3Y CMS+0.40% receipt, 2.38% paid KRW CD+0.69% receipt, 2.06% paid KRW CD+0.33% receipt, 1.68% paid	KRW 3Y CMS+0.40% receipt, 2.38% paid
For cash flow hedging | Interest rate risk | Interest rate swap | KRW [Member] | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ₩	100,000,000,000	0
For cash flow hedging | Interest rate risk | Interest rate swap | KRW [Member] | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ₩	50,000,000,000	100,000,000,000
For cash flow hedging | Interest rate risk | Interest rate swap | KRW [Member] | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ₩	0	0
For cash flow hedging | Interest rate risk | Interest rate swap | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | €		26,635,556
Description of average rate of interest rate risk hedging instrument		3M EURIBOR receipt, EUR 0.09% paid
For cash flow hedging | Interest rate risk | Interest rate swap | EUR | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | €		0
For cash flow hedging | Interest rate risk | Interest rate swap | EUR | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | €		26,635,556
For cash flow hedging | Interest rate risk | Interest rate swap | EUR | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | €		0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	600,000,000	480,000,000
Description of average rate of interest rate risk hedging instrument	USD 3M Libor+0.80% receipt, KRW 1.45% paid, USD/KRW = 1,155 USD 1M Libor+0.67% receipt, KRW 1.14% paid, USD/KRW = 1,190 USD 1M Libor+0.69% receipt, KRW 1.02% paid, USD/KRW = 1,199	USD 3M Libor+0.80% receipt, KRW 1.45% paid, KRW/USD = 1,155 USD 1M Libor+0.54% receipt, KRW 1.53% paid, KRW/USD = 1,158
Description of average rate of currency risk hedging instrument	USD 3M Libor+0.80% receipt, KRW 1.45% paid, USD/KRW = 1,155 USD 1M Libor+0.67% receipt, KRW 1.14% paid, USD/KRW = 1,190 USD 1M Libor+0.69% receipt, KRW 1.02% paid, USD/KRW = 1,199	USD 3M Libor+0.80% receipt, KRW 1.45% paid, KRW/USD = 1,155 USD 1M Libor+0.54% receipt, KRW 1.53% paid, KRW/USD = 1,158
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	130,000,000	150,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	470,000,000	330,000,000
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	0	0
For cash flow hedging | Foreign currencies translation risk | Currency swap | SGD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	68,000,000	204,000,000
Description of average rate of currency risk hedging instrument	SGD 1.91% receipt, KRW 1.98% paid, KRW/SGD = 827	SGD 1.91% receipt, KRW 1.98% paid, KRW/SGD = 828
For cash flow hedging | Foreign currencies translation risk | Currency swap | SGD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	68,000,000	136,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | SGD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	0	68,000,000
For cash flow hedging | Foreign currencies translation risk | Currency swap | SGD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument	0	0
For cash flow hedging | Foreign currencies translation risk | Currency forward | JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ¥		1,109,229,087
Description of average rate of currency risk hedging instrument		KRW/JPY = 10.47
For cash flow hedging | Foreign currencies translation risk | Currency forward | JPY | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ¥		49,325,155
For cash flow hedging | Foreign currencies translation risk | Currency forward | JPY | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ¥		1,059,903,932
For cash flow hedging | Foreign currencies translation risk | Currency forward | JPY | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [Line Items]
Nominal amount of hedging instrument | ¥		0